Discontinued Operations Data by Business Segment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Revenues	$ 968,257	$ 1,461,509	$ 1,487,226
Operating income (loss)	77,711	200,060	196,267
Rent	113,891	140,694	136,606
Depreciation	28,183	41,418	38,689
Hospital Division
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Revenues	246,925	340,295	278,523
Operating income (loss)	30,911	40,508	(4,944)
Rent	11,926	17,236	13,314
Depreciation	12,283	15,343	13,195
Nursing Center Division
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Revenues	721,332	1,121,214	1,208,703
Operating income (loss)	46,800	159,552	201,211
Rent	101,965	123,458	123,292
Depreciation	$ 15,900	$ 26,075	$ 25,494